Deferred Revenue/Income	12 Months Ended
Dec. 31, 2025
Deferred Revenue/Income
Deferred Revenue/Income

16.  Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	Year Ended December 31,
	2023	2024	2025
Deferred revenue/income–beginning of year	3,561,890	4,996,043	6,202,276
Additions	3,138,343	3,263,495	2,335,784
Recognition	(1,705,134)	(2,055,119)	(2,522,435)
Effects on foreign exchange adjustment	944	(2,143)	4,305
Deferred revenue/income–end of year	4,996,043	6,202,276	6,019,930

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the vehicle connectivity services, the extended warranty services, battery swapping services as well as the points offered to customers, with unrecognized deferred revenue balance of RMB6,202,276 and RMB6,019,930 as of December 31, 2024 and 2025, respectively.

The Group expects that approximately 52% of the transaction price allocated to unsatisfied performance obligation as at December 31, 2025 will be recognized as revenue during the period from January 1, 2026 to December 31, 2026. The remaining 48% will be recognized during the period from January 1, 2027 to December 31, 2040.